Equity (Details) - USD ($)				12 Months Ended
	Oct. 14, 2024	Apr. 18, 2024	Oct. 12, 2023	Dec. 31, 2024	Dec. 31, 2023		Apr. 28, 2023	Mar. 01, 2023	Feb. 01, 2023
Equity [Line Items]
Ordinary shares authorized				500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares issued				56,000,000	27,000,000	[1]
Ordinary shares outstanding				56,000,000	27,000,000	[1]
Vote per share				one
Ordinary share [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Shares issued				1				99
ordinary share issued par value (in Dollars per share)				$ 0.0001
Ordinary shares issued							650
Ordinary shares outstanding				56,000,000	27,000,000
Ordinary share [Member] | CAYMAN ISLANDS
Equity [Line Items]
Ordinary shares authorized									500,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0001
IPO [Member]
Equity [Line Items]
Ordinary shares authorized	27,000,000	2,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued			27,000,000
Ordinary shares IPO issuance			26,999,250
Share price (in Dollars per share)	$ 0.4	$ 4
Total proceeds from IPO (in Dollars)	$ 10,800,000	$ 8,000,000
IPO [Member] | Ordinary share [Member]
Equity [Line Items]
Ordinary shares issued			27,000,000
Ordinary shares outstanding			27,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.